Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
(18)	Goodwill and Intangible Assets

During 2014, the Company recorded goodwill of $23,115,000 associated with the CBI acquisition and $5,719,000 on the United acquisition. In addition to the goodwill recorded for United, the Company recorded a core deposit intangible asset of $1,776,000. The core deposit intangible asset will be amortized using an accelerated method over seven years. At December 31, 2014, the gross amount of recorded core deposit intangibles was $1,776,000 with accumulated amortization of $19,000. The aggregate amount of amortization expense for intangible assets during 2014 was $19,000.

The estimated amortization expense for each of the next five years is as follows:

2015	$441
2016	378
2017	314
2018	251
2019	187
Thereafter	186

$1,757